ACCOUNTS PAYABLE - RELATED PARTIES (Details) - USD ($)	1 Months Ended
	Jul. 31, 2016	Sep. 30, 2017	Dec. 31, 2016	Dec. 31, 2015
ACCOUNTS PAYABLE - RELATED PARTIES (Details) [Line Items]
Accounts Payable, Related Parties, Current		$ 19,704	$ 0	$ 233,109
Accounts Payable [Member]
ACCOUNTS PAYABLE - RELATED PARTIES (Details) [Line Items]
Debt Conversion, Converted Instrument, Amount	$ 228,109